Document and Entity Information	Sep. 27, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2024
Entity Registrant Name	INNOVEX INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13439
Entity Tax Identification Number	74-2162088
Entity Address Address Line 1	19120 Kenswick Drive
Entity Address City Or Town	Humble
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77338
City Area Code	346
Local Phone Number	398-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	INVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001042893
Amendment Flag	false